Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$262,011,626.58	0.8370978	$237,333,779.70	0.7582549	$24,677,846.88
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$745,011,626.58	0.7450116	$720,333,779.70	0.7203338	$24,677,846.88

Weighted Avg. Coupon (WAC)	4.54%		4.53%
Weighted Avg. Remaining Maturity (WARM)	51.39		50.47
Pool Receivables Balance	$800,891,976.95		$774,838,315.98
Remaining Number of Receivables	52,036		51,284

Adjusted Pool Balance	$765,213,985.98		$740,536,139.10

III. COLLECTIONS

Principal:
Principal Collections	$24,896,926.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$824,969.72
Total Principal Collections	$25,721,896.35

Interest:
Interest Collections	$3,009,033.47
Late Fees & Other Charges	$42,273.12
Interest on Repurchase Principal	$-
Total Interest Collections	$3,051,306.59

Collection Account Interest	$4,406.16
Reserve Account Interest	$871.91
Servicer Advances	$-

Total Collections	$28,778,481.01

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$28,778,481.01
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$33,829,070.86
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$667,409.98		$667,409.98	$667,409.98
Collection Account Interest					$4,406.16
Late Fees & Other Charges					$42,273.12
Total due to Servicer					$714,089.26

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$128,822.38		$128,822.38
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$520,207.80		$520,207.80	$520,207.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$27,319,703.03

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$24,677,846.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,677,846.88
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$24,677,846.88		$24,677,846.88
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,677,846.88		$24,677,846.88

10. Available Amounts Remaining to Reserve Account					2,641,856.15

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,641,856.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$35,677,990.97
Beginning Period Amount	$35,677,990.97
Current Period Amortization	$1,375,814.09
Ending Period Required Amount	$34,302,176.88
Ending Period Amount	$34,302,176.88
Next Distribution Date Amount	$32,953,049.29

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$2,641,856.15
Current Period Release to Depositor	$2,641,856.15
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.64%	2.73%	2.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.17%	50,859	99.11%	$767,943,660.68
30 - 60 Days	0.69%	352	0.73%	$5,664,463.77
61 - 90 Days	0.12%	60	0.13%	$1,014,975.08
91 + Days	0.03%	13	0.03%	$215,216.45
		51,284		$774,838,315.98
Total
Delinquent Receivables 61 + days past due	0.14%	73	0.16%	$1,230,191.53
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	149	0.30%	$2,417,270.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	132	0.26%	$2,183,675.03
Three-Month Average Delinquency Ratio	0.23%		0.24%

Repossession in Current Period		58		$980,113.10
Repossession Inventory		71		$702,459.29

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,156,734.34
Recoveries				$(824,969.72)
Net Charge-offs for Current Period				$331,764.62

Beginning Pool Balance for Current Period				$800,891,976.95

Net Loss Ratio				0.50%
Net Loss Ratio for 1st Preceding Collection Period				0.68%
Net Loss Ratio for 2nd Preceding Collection Period				0.53%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$2,962,774.46
Cumulative Net Losses as a % of Initial Pool Balance				0.28%

Principal Balance of Extensions				$2,149,855.63
Number of Extensions				121

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